Marketable Securities - Additional Information (Details) - 12 months ended Dec. 31, 2022 - Flowr Corporation	USD ($) shares	CAD ($)
Marketable Securities
Number of ordinary shares purchased	14,285,714
Private placement
Marketable Securities
Number of ordinary shares purchased	14,285,714
Consideration of purchase of ordinary shares	$ 801,160	$ 1,000,000